Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Deferred Income Tax Assets and Liabilities [Abstract]
Deferred income tax assets and liabilities
14.	Deferred income tax assets and liabilities

The following is the composition of the caption according to the items that originated it:

	As of January 1, 2023	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2023	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Impairment of investments in subsidiary	-	-	-	-	-	7,375	-	-	7,375
Provision for expected credit losses on trade accounts receivable	2,088	473	-	-	2,561	730	-	-	3,291
Provision of discounts and bonuses to customers	1,779	85	-	-	1,864	827	-	-	2,691
Provision for vacations	2,101	114	-	-	2,215	243	-	-	2,458
Effect of differences between book and tax bases of fixed assets	342	934	-	-	1,276	2	-	-	1,278
Effect of differences between book and tax bases of inventories	55	-	-	-	55	808	-	-	863
Estimate for devaluation of spare parts and supplies.	435	(13)	-	-	422	177	-	-	599
Legal claim contingency	461	-	-	-	461	(148)	-	-	313
Lease liability	700	(259)	-	-	441	(297)	-	-	144
Tax loss carryforward	693	(693)	-	-	-	-	-	-	-
Others	894	1,537	-	-	2,431	417	-	-	2,848
	9,548	2,178	-	-	11,726	10,134	-	-	21,860
Deferred income tax liabilities
Right of use assets	(560)	245	-	-	(315)	254	-	-	(61)
Others	17	-	-	-	17	-	-	-	17
	(543)	245	-	-	(298)	254	-	-	(44)
Total deferred income tax liabilities, net	9,005	2,423	-	-	11,428	10,388	-	-	21,816
	As of January 1, 2023	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2023	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax liabilities:
Deferred income tax assets
Project deterioration Salmueras	18,030	215	-	-	18,245	192	-	-	18,437
Impairment of fixed assets	-	8,928	-	-	8,928	(322)	-	-	8,606
Provision for compensation to officials	9,435	(679)	-	-	8,756	(4,645)	-	-	4,111
Estimation for impairment of mining assets	7,655	(275)	-	-	7,380	(295)	-	-	7,085
Financial instrument at fair value with changes in other comprehensive income	6,807	-	7	-	6,814	-	109	-	6,923
Estimate for depreciation of spare parts and supplies	5,924	759	-	-	6,683	1,725	-	-	8,408
Provision for quarry closure	3,563	802	-	1,373	5,738	(532)	-	439	5,645
Provision for vacations	3,884	336	-	-	4,220	176	-	-	4,396
Lease liability	428	798	-	-	1,226	708	-	-	1,934
Provision for expected credit losses on trade accounts receivable	653	454	-	-	1,107	(69)	-	-	1,038
Legal claim contingency	210	-	-	-	210	(169)	-	-	41
Others	328	1,118	-	-	1,446	1500	-	-	2,946
	56,917	12,456	7	1,373	70,753	(1,731)	109	439	69,570
Deferred income tax liabilities
Effect of the difference between accounting and tax bases of fixed assets and the difference in depreciation rates	(187,236)	199	-	(1,373)	(188,410)	4,867	-	(439)	(183,982)
Effect of costs incurred from bond issuance	(2,371)	391	-	-	(1,980)	392	-	-	(1,588)
Right of use assets	(392)	(805)	-	-	(1,197)	(698)	-	-	(1,895)
Net gain from cash flow derivatives	(8,511)	9,145	(634)	-	-	-	-	-	-
Others	(42)	-	-	-	(42)	-	-	-	(42)
	(198,552)	8,930	(634)	(1,373)	(191,629)	4,561	-	(439)	(187,507)
Total deferred income tax liabilities, net	(141,635)	21,386	(627)	-	(120,876)	2,830	109	-	(117,937)
		23,809	(627)			13,218	109

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The legal right is defined for each individual determination of the income tax of the Company and its Subsidiaries.

A reconciliation between tax expense and the product of the accounting profit multiplied by Peruvian tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Profit before income tax	296,187	245,708	262,420
Income tax expense calculated at the statutory income tax rate of 29.5%	(87,375)	(72,484)	(77,414)

Permanent differences
Non-deductible expenses, net	(3,114)	(2,369)	(7,415)
Effect of tax-loss carry forward not recognized	(6,823)	(1,955)	(763)
Income tax with effective rate
2024: 33% (2023: 31% 2022: 33%)	(97,312)	(76,808)	(85,592)

The components of the deferred income tax related to the items recognized in the consolidated statements of profit or loss during the years ended December 31, 2024, 2023 and 2022, are as follow:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(110,530)	(100,617)	(93,286)
Deferred	13,218	23,809	7,694

	(97,312)	(76,808)	(85,592)

As of December 31, 2024, 2023 and 2022, the Group had not recognized a deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the current tax rules in effect in Peru, are not subject to income tax.

As of December 31, 2024, certain subsidiaries of the Group had tax loss carryforwards of S/92,998,000 (2023 S/44,868,000). These tax loss carryforwards do not expire, are related to subsidiaries that have a history of losses for some time and cannot be used to offset future taxable profits of other Group subsidiaries. No deferred tax assets have been recognized in relation to these tax loss carryforwards, since there are no possibilities of tax planning opportunities or other evidence of recovery in the near future.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/102,730,000 (2023: S/126,972,000), which should not be recognized in the consolidated financial statements as it is not expected to reverse in the foreseeable future and the Company is in control of such reversal.